Transactions with Related Parties - Tsakos Columbia Shipmanagement S.A. (Details)	Jun. 30, 2017
TCM Tsakos Maritime Philippines | Tsakos Columbia Shipmanagement S.A. (TCM)
Related Party Transaction [Line Items]
Ownership percentage	25.00%